Capital management (Tables)	6 Months Ended
Jun. 30, 2021
Capital management [Abstract]
Main credit ratings
Main credit ratings of ING at 30 June 2021
Standard & Poor’s Moody’s Fitch
Rating Outlook Rating Outlook Rating Outlook
ING Groep N.V.
Long-term A- Stable Baa1 Stable A+ Negative
ING Bank N.V.
Long-term A+ Stable Aa3 Stable AA- Negative
Short-term A-1 P-1 F1+